Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2019 and 2020 and non-recurring fair value measurements as of December 31, 2019 and 2020:

	Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2019:
Cash equivalents
Time deposits		3,646,041
Money market fund	894,899
Short-term investments
Available-for-sale debt securities		890,459
Held-to-maturity debt securities		3,688,854
Long-term investments
Available-for-sale debt security			10,259
Held-to-maturity debt securities		490,799
Prepayment and other assets
Option to purchase equity interests of a listed company			14
Convertible senior notes		14,142,006

As of December 31, 2020:
Cash equivalents
Time deposits		2,520,868
Money market fund	197,973
Short-term investments
Available-for-sale debt securities		1,253,514
Held-to-maturity debt securities		2,104,660
Long-term investments
Equity investments at fair value with readily determinable fair value	39,750
Convertible senior notes, current portion		4,966,667
Convertible senior notes, non-current portion		12,077,775

Non-recurring
As of December 31, 2019:
Long-term investments			—	(169,374)
Intangible assets, net			72,302	(99,096)
Equity investments without readily determinable fair value			44,198	7,024

For the year ended December 31, 2020:
Mainland China film group-Licensed copyrights as of March 31, 2020			7,186,037	(390,299)	(59,816)
Mainland China film group-Produced content as of March 31, 2020			4,124,114	(209,701)	(32,138)
Produced content monetized on its own as of December 31, 2020			40,152	(205,462)	(31,488)
Long-term investments as of June 30, 2020			—	(73,199)	(11,218)
Intangible assets, net as of September 30, 2020			—	(15,391)	(2,359)
Equity investments without readily determinable fair value as of September 30, 2020			102,251	38,100	5,839
Fixed assets, net as of September 30, 2020			—	(95,111)	(14,576)
Prepayments and other assets as of September 30, 2020			110,000	(48,423)	(7,421)